Real Estate Inventories - Schedule of Real Estate Inventory Impairments and Land Option Abandonments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate [Abstract]
Real estate inventory impairments	$ 931,000	$ 341,086,000	$ 735,000
Land option abandonments and pre-acquisition costs	1,584,000	4,362,000	2,856,000
Real estate inventory impairments and land option abandonments, Total	$ 2,515,000	$ 345,448,000	$ 3,591,000